Income Taxes (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry-forwards	$ 38,858	$ 28,484
Allowance for doubtful accounts and inventory provision	4,712	3,443
Product warranty	8,769	2,903
Impairment of property, plant and equipment	1,210	821
Deferred income	392	216
Accrued expense	239	805
Others	920	615
Less: valuation allowance	(55,100)	(37,287)
Net deferred tax assets